FAIR VALUE MEASUREMENTS (Details 2) - Lamf Global Ventures Corp I [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Fair value as of January 1, 2023
Issuance of Non-Redemption Agreements	587,145
Reclassification of Non-Redemption Agreements to additional paid-in capital	(415,544)
Change in fair value of derivative non-redemption liabilities	33,160
Fair value as of December 31, 2023	$ 204,761